Provisions and Contingent Liabilities (Narrative) (Details) $ in Millions	3 Months Ended
	Jan. 31, 2026 CAD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2026 USD ($)	Oct. 31, 2025 CAD ($)
Disclosure of credit risk exposure [line items]
Restructuring charges	$ 200,000,000		$ 0
Department Of Justice, Criminal Division, Money Laundering And Asset Recovery Section And The United States Attorney's Office For The District Of New Jersey [Member]
Disclosure of credit risk exposure [line items]
Litigation settlement amount settled with counter party	$ 4,233,000,000	$ 3,088
Prohibition against average combined total assets of subsidiaries				$ 434,000
Percent of limit deduction, if subsidiary does not meet deadline	7.00%			7.00%
Bottom of range [member] | Legal And Regulatory Matters [Member]
Disclosure of credit risk exposure [line items]
Bank's reasonable possible losses	$ 0				$ 0
Top of range [member] | Legal And Regulatory Matters [Member]
Disclosure of credit risk exposure [line items]
Bank's reasonable possible losses	$ 448,600,000				$ 440,700,000